Fees Summary	Mar. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000
Previously Paid Amount	0.00
Total Fee Amount	15.31
Total Offset Amount	0.00
Net Fee	15.31
Narrative - Max Aggregate Offering Price	$ 100,000
Final Prospectus	true